Discontinued Operations (Summary Of (Loss) Income From Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discontinued Operations [Abstract]
Revenues									$ 12.5	$ 83.0	$ 244.0
Operating expenses									17.1	54.2	89.3
Operating (loss) income before income taxes									(4.6)	28.8	154.7
Income tax (benefit) expense									(3.4)	(0.5)	27.8
Gain (loss) on disposal of discontinued operations, net									38.6		(23.5)
Income from discontinued operations	$ 3.7	$ (1.9)	$ 6.0	$ 29.6	$ 9.9	$ 5.8	$ 2.6	$ 11.0	$ 37.4	$ 29.3	$ 103.4